Preferred And Common Stock	12 Months Ended
Dec. 31, 2012
Preferred And Common Stock [Abstract]
Preferred And Common Stock
Preferred and Common Stock

The Company entered into a Rights Agreement (the “Rights Agreement”) with American Stock Transfer & Trust Company, as rights agent, to provide the Board with sufficient time to assess and evaluate any takeover bid and explore and develop a reasonable response. Effective November 1999, the Rights Agreement was amended to eliminate certain limitations on the Board’s ability to redeem or amend the rights to permit an acquisition and also to eliminate special rights held by incumbent directors unaffiliated with an acquiring shareholder. The Rights Agreement will expire on August 13, 2014 unless it is extended or such rights are earlier redeemed or exchanged.

In fiscal year 1985, the Board authorized 5,000,000 shares of $0.50 par value preferred stock. Prior to November 19, 2007, no preferred stock had been issued. On November 19, 2007, the Company completed public offerings of 2,139,000 shares of 6.50% mandatorily convertible preferred stock (“preferred stock”) at $1,000 per share, as well as an offering of 55,440,000 shares of common stock at $14.00 per share, pursuant to a shelf registration statement previously filed with the Securities and Exchange Commission.

The preferred stock paid, when declared by the Board, dividends at a rate of 6.50% per annum on the liquidation preference of $1,000 per share, payable quarterly in arrears in cash, shares of Mylan common stock or a combination thereof at the Company’s election. According to the terms of the preferred stock offering, each share of preferred stock would automatically convert on November 15, 2010, into between 58.5480 shares and 71.4286 shares of the Company’s common stock, depending on the average daily closing price per share of the Company’s common stock over the 20 trading day period ending on the third trading day prior to November 15, 2010. The conversion rate was subject to anti-dilution adjustments in certain circumstances. Holders could elect to convert at any time at the minimum conversion rate of 58.5480 shares of common stock for each share of preferred stock. On November 15, 2010, the conversion of the 6.50% mandatorily convertible preferred stock into 125,234,172 shares of Mylan’s common stock was completed at the minimum conversion rate.

During the year ended December 31, 2010, the Company paid dividends of $139.0 million on the preferred stock. Upon conversion in November 2010, the Company was no longer obligated to pay dividends on the preferred stock.